Trade receivables, net (Details) - Schedule of Trade Receivables, Net - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current [member]
Trade receivables, net (Details) - Schedule of Trade Receivables, Net [Line Items]
Open balances	₪ 702	₪ 545
Unbilled	352	217	[1]
Total	1,054	762
Non-current Liabilities with Covenants [member]
Trade receivables, net (Details) - Schedule of Trade Receivables, Net [Line Items]
Open balances	233
Unbilled	818	335	[1]
Total	₪ 1,051	₪ 335

[1]	Reclassified.